Property, Plant And Equipment (Schedule Of Net Book Value Of Property, Plant And Equipment) (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	$ 4,896	$ 4,883	$ 4,702
Right of use Assets	1,246	1,340
Property, plant and equipment	6,142	4,883
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	9,943	9,670
Right of use Assets	1,387	0
Property, plant and equipment	11,330	9,670
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	(5,047)	(4,787)
Right of use Assets	(141)	0
Property, plant and equipment	(5,188)	(4,787)
Cable And Telecommunications Distribution System [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	3,598	3,420	3,364
Cable And Telecommunications Distribution System [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	7,297	6,876
Cable And Telecommunications Distribution System [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	(3,699)	(3,456)
Digital Cable Terminals And Modems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	358	368	386
Digital Cable Terminals And Modems [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	937	980
Digital Cable Terminals And Modems [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	(579)	(612)
Satellite Audio, Video And Data Network, And DTH Receiving Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	46	60	65
Satellite Audio, Video And Data Network, And DTH Receiving Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	114	116
Satellite Audio, Video And Data Network, And DTH Receiving Equipment [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	(68)	(56)
Land And Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	352	375	403
Land And Buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	645	640
Land And Buildings [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	(293)	(265)
Data Center Infrastructure, Data Processing And Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	230	199	269
Data Center Infrastructure, Data Processing And Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	638	597
Data Center Infrastructure, Data Processing And Other [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	(408)	(398)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	312	461	$ 215
Assets Under Construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	312	461
Assets Under Construction [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	$ 0	$ 0